INCOME TAXES - (Schedule of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at January 1	$ 64,377	$ 66,815
Utilization of carry forward tax losses	(5,399)	(2,438)
Reductions for the current year that record against defer tax asset	(54,730)	0
Balance at December 31	$ 4,248	$ 64,377